T. ROWE PRICE Financial Services Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.9%
BANKS 31.8%
Money Center Banks 11.2%
Bank of America  2,118,200 87,312
Citigroup  842,900 45,011
JPMorgan Chase  88,700 12,092
Wells Fargo  1,881,381 91,172
235,587
Non-U.S. Banks 2.8%
Axis Bank (INR) (1) 313,470 3,124
BAWAG Group (EUR)  424,669 21,428
Erste Group Bank (EUR)  66,361 2,420
ING Groep (EUR)  1,636,398 17,086
Swedbank, Class A (SEK) (2) 986,900 14,740
58,798
Regional Banks 17.8%
BankUnited  530,991 23,342
Citizens Financial Group  359,480 16,295
Dime Community Bancshares  445,000 15,384
East West Bancorp  345,200 27,278
FB Financial  99,392 4,415
Fifth Third Bancorp  871,489 37,509
Five Star Bancorp  30,313 858
Heritage Commerce  278,668 3,135
Home BancShares  287,076 6,488
Huntington Bancshares  3,629,440 53,062
National Bank Holdings, Class A  122,407 4,930
Pacific Premier Bancorp  303,841 10,741
Pinnacle Financial Partners  303,626 27,958
PNC Financial Services Group  115,500 21,304
Popular  364,726 29,813
Sandy Spring Bancorp  163,500 7,344
Seacoast Banking  559,277 19,586
Signature Bank  134,629 39,512
SouthState  26,350 2,150
Western Alliance Bancorp  309,161 25,605
376,709
Total Banks 671,094
CAPITAL MARKETS 22.3%
Asset Managers 6.9%
Ameriprise Financial  58,600 17,601
Apollo Global Management  452,800 28,069

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Barings BDC  791,442 8,184
Invesco  761,100 17,551
Julius Baer Group (CHF)  291,621 16,883
KKR  403,800 23,610
Main Street Capital (2) 87,375 3,726
P10, Class A (1) 514,251 6,233
Trinity Capital  515,373 9,952
Virtus Investment Partners  62,200 14,927
146,736
Capital Markets 1.2%
Bridgepoint Group (GBP) (1) 552,248 2,538
London Stock Exchange Group (GBP)  194,311 20,263
Patria Investments, Class A  133,206 2,372
25,173
Exchanges 1.7%
Cboe Global Markets  149,006 17,049
CME Group  75,354 17,924
34,973
Security Brokers & Dealers 8.2%
Charles Schwab  580,737 48,962
Goldman Sachs Group  154,000 50,835
Morgan Stanley  440,913 38,536
Raymond James Financial  261,150 28,703
StepStone Group, Class A  210,500 6,959
173,995
Trust Banks 4.3%
Bank of New York Mellon  863,900 42,875
State Street  553,075 48,184
91,059
Total Capital Markets 471,936
FINANCE 11.4%
Consumer Finance 5.6%
Capital One Financial  371,600 48,787
Chailease Holding (TWD)  506,856 4,446
Encore Capital Group (1) 366,137 22,968
Equifax  15,050 3,568
NerdWallet, Class A (1) 418,032 5,012
NerdWallet, Class A, Acquisition Date: 3/18/20, Cost $823 (1)(3) 58,768 669
OneMain Holdings  285,000 13,512
PRA Group (1) 308,600 13,912
SoFi Technologies (1)(2) 568,833 5,376
118,250

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Diversified Financials 3.4%
Euronet Worldwide (1) 295,580 38,470
Fiserv (1) 137,800 13,973
Mastercard, Class A  19,582 6,998
Visa, Class A  55,838 12,383
71,824
Thrifts & Mortgage Finance 2.4%
Black Knight (1) 188,917 10,955
First American Financial  157,407 10,203
PennyMac Financial Services  157,124 8,359
Webster Financial  356,517 20,008
49,525
Total Finance 239,599
INSURANCE 28.8%
Insurance 5.8%
Arch Capital Group (1) 425,200 20,588
Assurant  104,610 19,021
Munich Re (EUR)  20,998 5,614
Sampo, Class A (EUR)  400,512 19,571
Sun Life Financial (2) 560,900 31,315
Zurich Insurance Group (CHF)  52,873 26,114
122,223
Insurance Agents - Brokers & Services 3.2%
Arthur J Gallagher  147,400 25,736
Linea Directa Aseguradora Cia de Seguros y Reaseguros (EUR)  1,332,978 2,052
Marsh & McLennan  205,457 35,014
Selectquote (1)(2) 115,605 322
Willis Towers Watson  21,700 5,126
68,250
Life Insurance 3.8%
AIA Group (HKD)  220,400 2,301
Equitable Holdings  742,008 22,936
MetLife  481,900 33,868
Voya Financial  314,200 20,847
79,952
Property & Casualty Insurance 16.0%
American International Group  1,119,771 70,288
Axis Capital Holdings  400,117 24,195
Berkshire Hathaway, Class B (1) 41,700 14,716
Chubb  376,592 80,553
CNA Financial  335,971 16,335
Definity Financial (CAD)  173,631 4,435

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Direct Line Insurance Group (GBP)  4,000,746 14,416
Hanover Insurance Group  89,300 13,352
Hartford Financial Services Group  657,500 47,215
Kemper  128,851 7,285
RenaissanceRe Holdings  152,300 24,141
Selective Insurance Group  148,700 13,288
Sompo Holdings (JPY)  182,900 8,037
338,256
Total Insurance 608,681
MISCELLANEOUS 0.0%
Other 0.0%
nCino (1) 13,465 552
Total Miscellaneous 552
REAL ESTATE 1.6%
Real Estate 1.6%
Brookfield Asset Management, Class A (2) 285,800 16,168
JBG SMITH Properties, REIT  458,644 13,401
SL Green Realty, REIT (2) 50,664 4,113
Total Real Estate 33,682
Total Common Stocks (Cost $1,618,659) 2,025,544
CONVERTIBLE PREFERRED STOCKS 0.2%
CAPITAL MARKETS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (1)(3)(4)(5) 712 623
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (1)(3)(4)(5) 712 623
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $841 (1)(3)(4)(5) 961 841
Total Capital Markets 2,087
INSURANCE 0.1%
Property & Casualty Insurance 0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (1)(3)(4) 133,551 2,207
Total Insurance 2,207
Total Convertible Preferred Stocks (Cost $3,614) 4,294

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 0.29% (6)(7) 81,106,555 81,107
Total Short-Term Investments (Cost $81,107) 81,107
SECURITIES LENDING COLLATERAL 2.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 0.29% (6)(7) 17,912,235 17,912
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 17,912
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.29% (6)(7) 24,904,303 24,904
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 24,904
Total Securities Lending Collateral (Cost $42,816) 42,816
Total Investments in Securities 101.9%
(Cost $1,746,196) $ 2,153,761
Other Assets Less Liabilities (1.9)% (39,859)
Net Assets 100.0% $ 2,113,902
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $4,963 and represents 0.2% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Financial Services Fund

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(6) Seven-day yield
(7) Affiliated Companies
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
TWD Taiwan Dollar

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 34 ++
Totals $ — # $ — $ 34 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 70,877 ¤ ¤ $ 123,923
Total $ 123,923 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $34 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $123,923.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Financial Services Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Financial Services Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,839,407 $ 186,137 $ — $ 2,025,544
Convertible Preferred Stocks — — 4,294 4,294
Short-Term Investments 81,107 — — 81,107
Securities Lending Collateral 42,816 — — 42,816
Total $ 1,963,330 $ 186,137 $ 4,294 $ 2,153,761

T. ROWE PRICE Financial Services Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F117-054Q1 03/22